Intangible Assets - Schedule of Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of goodwill [line items]
Carrying amount	£ 1,203	£ 1,203
Cost [member]
Disclosure of goodwill [line items]
Carrying amount		1,285
Accumulated Impairment [member]
Disclosure of goodwill [line items]
Carrying amount		£ (82)